                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JUNE 2, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                            CLASS A, B AND C SHARES OF:

  MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME
   FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
        HEALTHCARE FUND AND MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND


                            ADDITION OF CO-MANAGER FOR
                     MUNDER REAL ESTATE EQUITY INVESTMENT FUND

Robert E. Crosby is co-manager of the Real Estate Equity Investment Fund. Mr. Crosby has co-managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

               REORGANIZATION OF MUNDER ACCELERATING GROWTH FUND

     The Board of Trustees of The Munder Funds Trust recently approved a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund"). If the reorganization is approved by the shareholders of the Fund, the Fund's assets will be acquired by the Munder Multi-Season Growth Fund, shareholders of the Fund will become shareholders of the Munder Multi-Season Growth Fund and the Fund will be terminated. A shareholder meeting to consider the reorganization has been scheduled for the Fall of 1998, and if approved the reorganization will be completed in the Fall of 1998.

                     CLOSING OF MUNDER MID-CAP GROWTH FUND AND
                          MUNDER ACCELERATING GROWTH FUND

Shares of the Mid-Cap Growth Fund are no longer available to new accounts but additional investments may be made in existing accounts. Effective July 1, 1998, Shares of the Accelerating Growth Fund are no longer available to new accounts but additional investments may be made in existing accounts.

                                SALES CHARGE WAIVERS

The "PURCHASES AND EXCHANGES OF SHARES--What Price Do I Pay For
Shares?--Sales Charge Waivers" section in the Prospectus is hereby supplemented as follows:

Holders of Class A, Class B and Class C Shares of the Short Term Treasury Fund as of June 2, 1998 may purchase Class A Shares of any of the above referenced Funds at Net Asset Value if such Shares are being purchased with proceeds from the redemption of shares of the Short Term Treasury Fund.

                                    CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive For Redeemed Shares? --CDSC Waivers" section in the Prospectus is hereby supplemented as follows:

We will waive the CDSC payable upon redemption of shares for:

     - Redemptions limited to 10% per year of an account's Net Asset Value. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

                      REDUCTION OF MINIMUM REQUIRED INVESTMENT

The minimum initial investment for Class A, Class B and Class C Shares of a Fund has been reduced to $250. Subsequent investments must be at least $50.

                   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR
                                MUNDER BALANCED FUND

The Balanced Fund is managed by a committee of professional portfolio managers of the Advisor.

               ADDITION OF CO-MANAGER FOR MUNDER SMALL-CAP VALUE FUND
                                AND MUNDER VALUE FUND

Brian Wall is co-manager of the Small-Cap Value and Value Funds. Mr. Wall was formerly a primary analyst for the Funds. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                              PORTFOLIO MANAGEMENT OF
                         MUNDER SMALL COMPANY GROWTH FUND

Carl Wilk and Michael P. Gura jointly manage the Small Company Growth Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President and Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturer National Bank Trust Department (1989-1994).

                   QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

Effective January 1, 1998, the "PURCHASES AND EXCHANGES OF SHARES--What Price Do I Pay For Shares?--Qualified Employer Sponsored Retirement Plans" section in the Prospectus is hereby deleted in its entirety and supplemented as follows:

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

     We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) or Section 403(b) of the Code (each, a "Qualified Employee Benefit Plan") and that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

     We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

     We will waive the initial sales charge for all the investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor ("the Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                               ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services for the Company, the Trust and Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JUNE 2, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS K SHARES OF:

  MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP
EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER
 REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL
  COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS
   FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL
     GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN
      TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
   FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET
                                        FUND

                            ADDITION OF CO-MANAGER FOR
                     MUNDER REAL ESTATE EQUITY INVESTMENT FUND

Robert E. Crosby is co-manager of the Real Estate Equity Investment Fund. Mr. Crosby has co-managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

                 REORGANIZATION OF MUNDER ACCELERATING GROWTH FUND

     The Board of Trustees of The Munder Funds Trust recently approved a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund"). If the reorganization is approved by the shareholders of the Fund, the Fund's assets will be acquired by the Munder Multi-Season Growth Fund, shareholders of the Fund will become shareholders of the Munder Multi-Season Growth Fund and the Fund will be terminated. A shareholder meeting to consider the reorganization has been scheduled for the Fall of 1998, and if approved the reorganization will be completed in the Fall of 1998.

     CLOSING OF MUNDER MID-CAP GROWTH FUND, MUNDER ACCELERATING GROWTH FUND
                     AND MUNDER SHORT TERM TREASURY FUND

Shares of the Mid-Cap Growth Fund are no longer available to new accounts but additional investments may be made in existing accounts. Effective July 1, 1998, Shares of the Accelerating Growth Fund are no longer available to new accounts but additional investments may be made in existing accounts. The Class K Shares of the Short Term Treasury Fund are closed to all investments.

                   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR
                                MUNDER BALANCED FUND

The Balanced Fund is managed by a committee of professional portfolio managers of the Advisor.

               ADDITION OF CO-MANAGER FOR MUNDER SMALL-CAP VALUE FUND
                               AND MUNDER VALUE FUND

Brian Wall is co-manager of the Small-Cap Value and Value Funds. Mr. Wall was formerly a primary analyst for the Funds. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                              PORTFOLIO MANAGEMENT OF
                        MUNDER SMALL COMPANY GROWTH FUND

Carl Wilk and Michael P. Gura jointly manage the Small Company Growth Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President and Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturer National Bank Trust Department (1989-1994).

                                 ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services for the Company, the Trust and Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.

                  THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                  THE MUNDER FUNDS
                           SUPPLEMENT DATED JUNE 2, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS Y SHARES OF:

  MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME
    FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL
   ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS
   FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL
     GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN
      TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
    FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND
           MUNDER U.S. TREASURY MONEY MARKET FUND

                            ADDITION OF CO-MANAGER FOR
                     MUNDER REAL ESTATE EQUITY INVESTMENT FUND

Robert E. Crosby is co-manager of the Real Estate Equity Investment Fund. Mr. Crosby has co-managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby has been with the Advisor since 1993, and also serves as portfolio manager for separately managed institutional accounts.

                 REORGANIZATION OF MUNDER ACCELERATING GROWTH FUND

     The Board of Trustees of The Munder Funds Trust recently approved a proposal for the reorganization of the Munder Accelerating Growth Fund (the "Fund"). If the reorganization is approved by the shareholders of the Fund, the Fund's assets will be acquired by the Munder Multi-Season Growth Fund, shareholders of the Fund will become shareholders of the Munder Multi-Season Growth Fund and the Fund will be terminated. A shareholder meeting to consider the reorganization has been scheduled for the Fall of 1998, and if approved the reorganization will be completed in the Fall of 1998.

                  CLOSING OF MUNDER MID-CAP GROWTH FUND AND
                     MUNDER ACCELERATING GROWTH FUND

Shares of the Mid-Cap Growth Fund are no longer available to new accounts but additional investments may be made in existing accounts. Effective July 1, 1998, Shares of the Accelerating Growth Fund are no longer available to new accounts but additional investments may be made in existing accounts.

                   CHANGE IN METHOD OF PORTFOLIO MANAGEMENT FOR
                                MUNDER BALANCED FUND

The Balanced Fund is managed by a committee of professional portfolio managers of the Advisor.

               ADDITION OF CO-MANAGER FOR MUNDER SMALL-CAP VALUE FUND
                               AND MUNDER VALUE FUND

Brian Wall is co-manager of the Small-Cap Value and Value Funds. Mr. Wall was formerly a primary analyst for the Funds. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995) and an Assistant Vice President in Equity Research for Merrill Lynch, Pierce Fenner & Smith in New York (1992-1994).

                              PORTFOLIO MANAGEMENT OF
                        MUNDER SMALL COMPANY GROWTH FUND

Carl Wilk and Michael P. Gura jointly manage the Small Company Growth Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst for the Fund at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President and Senior Equity Analyst for the Fund at Woodbridge (1994-1995) and an investment officer for Manufacturer National Bank Trust Department (1989-1994).

                                 ADMINISTRATION FEE

The first paragraph under "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?--Administrator" in the Prospectus is hereby deleted in its entirety and supplemented as follows:

ADMINISTRATOR

     State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services for the Company, the Trust and Framlington, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). If the assets of the Framlington Funds do not exceed $120 million, the ultimate rate charged the Framlington Funds will be reduced by their pro-rata portion of the total fees if calculated at the rates of 0.062% of the first $2.8 billion of net assets, plus 0.052% of the next $2.2 billion of net assets, plus 0.050% of all net assets in excess of $5 billion.